November 2, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Equity Trust (the "Trust")
         Evergreen Premier 20 Fund (the "Fund")
         File Nos. 333-37453/811-08413


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "33 Act"), the Trust hereby certifies that (i) the form of Prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the 33 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 28 to Registration Statement Nos. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 30, 2000.

     If you have any questions or would like further information, please call me at (617) 210-3662.

                                           Very truly yours,

                                           /s/ Elizabeth Smith

                                           Elizabeth Smith